SCHEDULE OF OUTSTANDING WARRANTS (Details) (Parenthetical)		Jun. 30, 2023 $ / shares	Jun. 30, 2023 ₪ / shares	Jun. 30, 2021 $ / shares	Jun. 30, 2021 ₪ / shares	Mar. 31, 2021 $ / shares	Mar. 31, 2021 ₪ / shares
Warrants two [member]
IfrsStatementLineItems [Line Items]
Exercise price | (per share)	[1]	$ 1.93	₪ 7.1418
Warrants two [member] | Warrant holders [member]
IfrsStatementLineItems [Line Items]
Exercise price | (per share)						$ 2.70	₪ 7.1418
Warrants three [member]
IfrsStatementLineItems [Line Items]
Exercise price | (per share)	[2]	$ 7.84	₪ 29.025
Warrants three [member] | Warrant holders [member]
IfrsStatementLineItems [Line Items]
Exercise price | (per share)				$ 11.04	₪ 29.025

[1]	On March 31, 2021, warrant holders and the Company, agreed that the exercise price of CAD$2.70 would be payable in New Israeli Shekels. The exercise price is NIS 7.1418 per warrant.
[2]	On June 30, 2021, warrant holders and the Company, agreed that the exercise price of CAD$11.04 would be payable in New Israeli Shekels. The exercise price is NIS 29.025 per warrant. On March 27, 2023, the expiry dates of a total of 221,100 share purchase warrants were extended by three years to April 26, 2026, and the expiry dates of a total of 1,084,562 share purchase warrants were extended by three years to May 6, 2026.